LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(US $ millions)	Dec 31, 2018	Dec 31, 2017
Principal value
5.375% senior secured notes due December 2020	$240	$240
6.25% senior secured notes due April 2023	315	315
	555	555
Less: Unamortized debt issue costs	(5)	(7)
	$550	$548
Maturities of long-term debt are as follows:

(US $ millions)	2019	2020	2021	2022	2023	Thereafter	Total
Maturities of long-term debt	$—	$240	$—	$—	$315	$—	$555